Effect of a One Percentage Point Change in Assumed Health Care Cost Trend Rates (Detail) (USD $) In Thousands	12 Months Ended
Jun. 30, 2011
Assumed Health Care Cost Trend Rates, Effect of One Percentage Point Change [Line Items]
Effect on total of service and interest cost components, 1% increase	$ 218
Effect on total of service and interest cost components, 1% decrease	(188)
Effect on postretirement benefit obligation, 1% increase	3,381
Effect on postretirement benefit obligation, 1% decrease	$ (2,932)